Earnings Per Share (Basic and Diluted Earnings Per Share) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average shares outstanding	3,877	3,682	3,645
Less: Weighted average unvested restricted shares	(14)	(9)	0
Denominator: Basic earnings per share	3,863	3,673	3,645
Weighted average shares outstanding	3,863	3,682	3,645
Add: Dilutive effect of stock options	22	9	12
Diluted EPS weighted average shares outstanding	3,885	3,691	3,657
Basic earnings per common share	$ 1.74	$ 1.60	$ 2.10
Diluted earnings per common share	$ 1.73	$ 1.60	$ 2.10